Related Party Transactions - Significant Related Party Transactions (Detail) - Ping An Group [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Significant related party transactions, interest income		¥ 35,049	$ 5,387	¥ 3,564	¥ 0
Sales of New Vehicles [Member]
Related Party Transaction [Line Items]
Significant related party transactions, sales		0	0	21,938	0
Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Significant related party transactions, service provided	[1]	55,220	8,487	21,594	0
Commission Fee And Advertising Services Member [Member]
Related Party Transaction [Line Items]
Significant related party transactions, service provided	[2]	¥ 21,171	$ 3,254	¥ 0	¥ 0

[1]	The amount represents rental and property management services and other miscellaneous services provided by Ping An Group.
[2]	The amount represents the commission fee for facilitating transactions and advertising service provided to Ping An Group.